Long-Term Debt, Loan dated May 24, 2017 (Details) $ in Thousands						12 Months Ended
	Sep. 25, 2017 USD ($) Installment	Aug. 28, 2017 USD ($)	Jun. 22, 2017 USD ($)	May 26, 2017 USD ($)	May 24, 2017 USD ($) Installment Drawdown	Dec. 31, 2017 USD ($) Subsidiary Facility	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from drawdown						$ 34,500	$ 32,000	$ 179,047
Number of vessel owning subsidiaries that are borrowers under loan facilities | Subsidiary						6
Number of facilities guaranteed by Seanergy Maritime Holdings Corp. | Facility						5
Weighted average interest rate of long-term debt						5.47%	3.88%	3.60%
Loan Agreement dated May 24, 2017 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity					$ 18,000
Number of consecutive payment installments | Installment					20
Frequency of periodic payment						Quarterly
Installment payment					$ 200
Balloon payment					14,000
Maturity date						May 26, 2022
Repayment of excess cash		$ 380
Excess cash					$ 1,000
Number of drawdowns | Drawdown					2
Proceeds from drawdown			$ 4,750	$ 13,250
Liquidity requirements					$ 500
Loan Agreement dated May 24, 2017 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash					10
Loan Agreement dated May 24, 2017 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash					$ 3,600
Loan Agreement dated May 24, 2017 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate					4.65%
Loan Agreement Amended September 25, 2017 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity	$ 16,500
Number of consecutive payment installments | Installment	19
Frequency of periodic payment						Quarterly
Maturity date						May 26, 2022
Excess cash	$ 1,000
Liquidity requirements	500
Loan Agreement Amended September 25, 2017 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash	10
Loan Agreement Amended September 25, 2017 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash	$ 1,250
Loan Agreement Amended September 25, 2017 [Member] | First Four Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	4
Installment payment	$ 200
Loan Agreement Amended September 25, 2017 [Member] | Subsequent Four Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	4
Installment payment	$ 300
Loan Agreement Amended September 25, 2017 [Member] | Subsequent Eleven Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment	11
Installment payment	$ 400